Shareholders' Equity and Reclassifications from Accumulated Other Comprehensive Income - AOCI Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	$ (25,783)	$ (40,525)
Other comprehensive income (loss) before reclassifications	7,267	(8,073)
Amounts reclassified from accumulated other comprehensive income	(1,566)	22,815
Net current-period other comprehensive income	5,701	14,742
Accumulated other comprehensive loss, end of period	(20,082)	(25,783)
Net cumulative currency translation gains (losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	(469)	(120)
Other comprehensive income (loss) before reclassifications	16	(349)
Amounts reclassified from accumulated other comprehensive income	163	0
Net current-period other comprehensive income	179	(349)
Accumulated other comprehensive loss, end of period	(290)	(469)
Net unrealized losses on qualifying cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	(5,654)	(16,562)
Other comprehensive income (loss) before reclassifications	15,871	(11,111)
Amounts reclassified from accumulated other comprehensive income	(2,918)	22,019
Net current-period other comprehensive income	12,953	10,908
Accumulated other comprehensive loss, end of period	7,299	(5,654)
Unrealized gains on available-for-sale investment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	0	404
Other comprehensive income (loss) before reclassifications	0	157
Amounts reclassified from accumulated other comprehensive income	0	(561)
Net current-period other comprehensive income	0	(404)
Accumulated other comprehensive loss, end of period	0	0
Net unrecognized losses related to pension and severance plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	(19,660)	(24,247)
Other comprehensive income (loss) before reclassifications	(8,620)	3,230
Amounts reclassified from accumulated other comprehensive income	1,189	1,357
Net current-period other comprehensive income	(7,431)	4,587
Accumulated other comprehensive loss, end of period	(27,091)	(19,660)
Deferred Tax Liabilities, Other Comprehensive Income	$ 401	$ (530)	$ (283)